Statement of Additional Information ("SAI") Supplement
dated July 21,                   1997 to:

                  PUTNAM AMERICAN GOVERNMENT INCOME FUND
                        SAI dated January 30, 1997

                      PUTNAM ASIA PACIFIC GROWTH FUND
                        SAI dated January 30, 1997

                       PUTNAM ASSET ALLOCATION FUNDS
                        SAI dated January 30, 1997

                      PUTNAM BALANCED RETIREMENT FUND
                        SAI dated February 28, 1997

                     PUTNAM CAPITAL APPRECIATION FUND
                       SAI dated September 30, 1996

                  PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
                        SAI dated February 28, 1997

                      PUTNAM DIVERSIFIED INCOME TRUST
                         SAI dated January 30, 1997

                    PUTNAM DIVERSIFIED INCOME TRUST II
                          SAI dated May 17, 1996

                       PUTNAM EMERGING MARKETS FUND
                         SAI dated October 30, 1996

                         PUTNAM EQUITY INCOME FUND
                          SAI dated March 30, 1997

                         PUTNAM EUROPE GROWTH FUND
                         SAI dated October 30, 1996

                        PUTNAM FEDERAL INCOME TRUST
                        SAI dated February 28, 1997

                     THE GEORGE PUTNAM FUND OF BOSTON
                        SAI dated November 30, 1996

                   THE PUTNAM FUND FOR GROWTH AND INCOME
                        SAI dated February 28, 1997

                  PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                        SAI dated February 28, 1997

                   PUTNAM GLOBAL NATURAL RESOURCES FUND
                        SAI dated December 30, 1996

                     PUTNAM GROWTH AND INCOME FUND II
                          SAI dated March 30, 1997

                       PUTNAM HEALTH SCIENCES TRUST
                        SAI dated December 30, 1996

                     PUTNAM HIGH YIELD ADVANTAGE FUND
                          SAI dated March 30, 1997

                    PUTNAM HIGH YIELD TOTAL RETURN FUND
                         SAI dated January 1, 1997

                          PUTNAM HIGH YIELD TRUST
                        SAI dated December 30, 1996

                            PUTNAM INCOME FUND
                        SAI dated February 28, 1997

              PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                         SAI dated March 30, 1997

                     PUTNAM INTERNATIONAL GROWTH FUND
                        SAI dated October 30, 1996

                PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
                          SAI dated April 1, 1997

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                        SAI dated December 31, 1996

                     PUTNAM INTERNATIONAL VOYAGER FUND
                         SAI dated October 30, 1996

                           PUTNAM INVESTORS FUND
                        SAI dated November 30, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                         SAI dated October 30, 1996

                           PUTNAM NEW VALUE FUND
                        SAI dated December 31, 1996

                     PUTNAM OTC & EMERGING GROWTH FUND
                        SAI dated December 16, 1996

                    PUTNAM U.S. GOVERNMENT INCOME TRUST
                         SAI dated January 30, 1997

                  PUTNAM UTILITIES GROWTH AND INCOME FUND
                        SAI dated February 28, 1997

                             PUTNAM VISTA FUND
                        SAI dated November 30, 1996

                            PUTNAM VOYAGER FUND
                        SAI dated November 30, 1996


1.  The section of each SAI entitled "How to buy shares --
General -- Sales without sales charges or contingent deferred sales charges" is replaced with the following:

HOW TO BUY SHARES

Sales without sales charges or contingent deferred sales charges.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge)
     (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without a front-end sales charge to employer-sponsored retirement plans as described below.

2.  The section of each SAI entitled "How to buy shares --
Additional information about class A and class M shares --
Employee benefit plans; individual account plans" is replaced with the following:

Additional Information About Class A and Class M Shares

Qualified benefit plans; Individual account plans. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company ("PFTC") or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby (i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.


The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services.

The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund, or that have at least 200 employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

3.  The section of each SAI entitled "How to buy shares --
Contingent deferred sales charges -- Class A shares" is replaced with the following:

Contingent Deferred Sales Charges; Commissions

Class A shares. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or recordkeeper) ("full service plans") of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper is 0.50% of the total amount redeemed for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below with respect to sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $ 10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997 and initially investing less than $20 million in Putnam Funds and other investments managed by Putnam Management or its affiliates are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

4. The section of each SAI entitled "Distribution Plans" is replaced with the following:

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the Prospectus, except with respect to class A shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which PFTC provides full plan services at the following annual rates: 0.25% of average net asset value (as defined below) up to $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which PFTC or an affiliate provides some services but does not act as recordkeeper, Putnam Mutual Funds will pay service fees of up to 0.25% of average net assets, depending on the level of services provided by PFTC or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

If plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the fund's average daily share balance of the account and (ii) the fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.


                                35562  7/97

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